WARRANTS	3 Months Ended	12 Months Ended
	Feb. 28, 2014	Nov. 30, 2013
WARRANTS [Text Block]

NOTE 6 – WARRANTS

As part of the Company’s private placements and loan received as described in Notes 4 and 5, the Company issued warrants, as follows:

a.

In December 2012, the Company issued 1,000,000 non-transferable warrants (the “ December Warrants ”). Each warrant can be exercised into one share of common stock at an exercise price of $0.50 per share and is exercisable until November 30, 2014. In the event the Company will issue any shares of common stock or securities convertible into shares of common stock at a price less than the purchase price of the shares, the exercise price shall be reduced to the new issuance price.

b.

In March 2013, the Company issued 100,000 warrants (the “ March Warrants ”) in connection with the loan and warrant subscription agreement with Mediapark (see Note 5a). Each warrant can be exercised into one share of common stock at an exercise price of $0.50 per share and is exercisable until March 22, 2015. In the event the Company will issue any shares of common stock or securities convertible into shares of common stock at a price less than the purchase price of the shares, the exercise price shall be reduced to the new issuance price.

c.

In May 2013, the Company issued 1,526,718 warrants (the “ May Warrants ”). Each warrant can be exercised into one share of common stock at an exercise price of $1.00 per share and is exercisable until May 6, 2015. In the event the Company will issue any shares of common stock or securities convertible into shares of common stock at a price less than $0.8515, the exercise price shall be reduced to the new issuance price. As a result of the issuance of 1,128,849 warrants in the three months ended February 28, 2014 at an exercise price of $0.52 per share, the exercise price of those warrants was reduced to $0.52 per share.

d.

On June 30, 2013, the Company exercised its discretion to extend the maturity date of the Mediapark Loan from September 30, 2013. In return for extending the maturity date, the Company issued to Mediapark 100,000 additional warrants at an exercise price of $0.5 per share until June 30, 2015, see also Note 5a.

e.

On September 30, 2013, the Company exercised its discretion to extend the maturity date of the Mediapark loan from December 31, 2013. In return for extending the maturity date, the Company issued to Mediapark 100,000 additional warrants, which can be exercised into shares at an exercise price of $0.50 per share until September 30, 2015, see also Note 5a.

NOTE 8- WARRANTS:

As part of the Company's private placements and loan received as described in Note 3 and Note 4 the Company issued warrants, as follows:

1.

In December 2012, the Company issued 1,000,000 non-transferable Common Stock warrants. Each Common Stock warrant ("the December Warrants ") can be exercised into one share at an exercise price of $0.50 per warrant and is exercisable until November 30, 2014. In the event the Company will issue any Common Stock or securities convertible into the Common Stock at a price less than the purchase price of the shares, the price shall be reduced to the new issuance price.

2.

In March 2013, the Company issued 100,000 warrants (“the March Warrants ”) in connection with the agreements with Mediapark. Each Common Stock warrant can be exercised into one share at an exercise price of $0.50 per warrant and is exercisable until March 22, 2015. In the event the Company will issue any Common Stock or securities convertible into the Common Stock at a price less than the purchase price of the shares, the price shall be reduced to the new issuance price.

3.

In May 2013, the Company issued 1,526,718 warrants ("the May Warrants "). Each Common Stock warrant can be exercised into one share at an exercise price of $1 per warrant and is exercisable until May 6, 2015. In the event the Company will issue any Common Stock or securities convertible into the Common Stock at a price less than $0.8515, the price shall be reduced to the new issuance price. Please see Note 14(4).

4.

On June 30, 2013, the Company exercised its discretion to extend the maturity date of the Mediapark Loan from September 30, 2013. In return for extending the maturity date, the Company issued to Mediapark 100,000 additional Warrants at an exercise price of $0.5. For additional information see Note 4.

5.

On September 30, 2013, the Company exercised its discretion to extend the maturity date of a loan to Mediapark from December 31, 2013. In return for extending the maturity date, The Company issued to Mediapark 100,000 additional warrants, which can be exercised into shares at an exercise price of $0.50 per share until September 30, 2015.

The fair value of each of the warrants described above is determined by using a Monte Carlo type model based on a risk neutral approach. The model takes as an input the estimated future dates when new capital will be raised, and builds a multi-step dynamic model. The first step is to model the risk neutral distribution of the share value on the new issue dates, then for each path to use the Black-Scholes model to estimate the value of the warrants on the last issue date including all the changes in exercise price and quantity along this path. The significant unobservable input used in the fair value measurement is the future expected issue dates. Significant delay in this input would result a higher fair value measurement. As of November 30, 2013, these are the assumptions which were used for the model:

FV of Common Share	$0.70
Expected Volatility	105%
Risk Free Interest Rate	0.13%- 0.28%
Expected Term (years)	1.0 - 1.8
Expected Dividend Yield	0%

Financial liabilities carried at fair value as of November 30, 2013 are classified in the table below:

	Fair Value Measurements at Reporting
	Date Using
	Level 3	Total
Warrants -
November 30, 2013	$1,157,954	$1,157,954

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

November 30
2013
Carrying value at the beginning of the year	-
Additional warrant liabilities issued	1,291,270
Changes in fair value of warrant liabilities	(133,316)
Carrying value at the end of the year	$1,157,954